Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period			4 years
Restricted Shares Granted								316,360
Share-based compensation expenses | ¥			¥ (1,824)		¥ 52,253		¥ 94,958
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period			2 years 3 months
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period								1 year
Stock options granted, weighted average grant date fair value | ¥ / shares								¥ 1.22
Intrinsic value of stock options exercised | ¥								¥ 0
Share options outstanding			36,844,725	36,844,725			11,096,360
Share-based Payment Arrangement, Option [Member] | Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted			21,631,945				19,463,440
Share options outstanding			36,844,725	36,844,725	16,154,051	16,154,051	19,463,440
Weighted average fair value of the options | $ / shares				$ 0.0127		$ 0.2030
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted			8,113,544	8,113,544	13,332,607	13,332,607	23,809,190
Share-based compensation expenses | ¥			¥ 11,355		¥ 35,880		¥ 27,102
Unrecognized Share Based Compensation | ¥			¥ 11,883	$ 11,883
Weighted Average Grant-Date Fair Value, Non-vested | ¥ / shares			¥ 2.49	$ 2.49	¥ 0	$ 0	¥ 4.20
Share Based Compensation, Other Than Share Options Granted			320,000				23,809,190
Restricted Stock [Member] | MR Cunjun Ma [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted	14,229,183
Share-based compensation expenses | ¥	¥ 59,778
Weighted Average Grant-Date Fair Value, Non-vested | ¥ / shares	¥ 4.20
Restricted Stock [Member] | Employee Restricted Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted					23,809,190	23,809,190
Share Based Compensation, Other Than Share Options Granted		320,000